Subsequent events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent events
9.	SUBSEQUENT EVENTS
In July 2019, the Company issued an aggregate 536,412 stock-based options to certain directors, an employee and a consultant.
The Company recently became eligible to file a shelf registration statement and soon thereafter filed its shelf registration statement on Form
F-3
with the U.S. Securities and Exchange Commission (“SEC”). The Company considers it good corporate practice to maintain a shelf registration. If the registration statement is declared effective by the SEC, up to $125 million of securities may be offered, separately or together, at a future time. The terms of any such offering, including the specific terms and prices of the securities, will be determined at the time of such offering and be made solely by means of the prospectus included in the registration statement and any prospectus supplement that may be filed with the SEC relating to such offering.